SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Summary of financial information by segment	Reportable Segment Measures

AS AT AND FOR THE YEAR ENDED DEC. 31, 2020 (MILLIONS)	Asset Management	Corporate Activities	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Total Segments	Note
External revenues	$246	$872	$8,851	$4,085	$9,294	$37,161	$2,243	$62,752
Inter-segment and other revenues[1]	3,278	(1)	32	—	7	614	—	3,930	i
Segmented revenues	3,524	871	8,883	4,085	9,301	37,775	2,243	66,682
FFO from equity accounted investments[1]	277	(17)	765	116	1,329	600	21	3,091	ii
Interest expense	—	(388)	(3,117)	(885)	(1,224)	(1,573)	(29)	(7,216)	iii
Current income taxes	—	(67)	(82)	(66)	(247)	(286)	(8)	(756)	iv
Funds from operations[1]	1,776	(86)	876	1,044	569	935	66	5,180	v
Common equity	4,947	(6,986)	19,331	5,154	2,552	3,965	2,730	31,693
Equity accounted investments	4,530	830	21,024	1,444	10,530	2,623	346	41,327
Additions to non-current assets[2]	64	234	10,117	1,677	11,200	3,535	45	26,872
1.We equity account for our investment in Oaktree and include our share of the FFO and FFO from equity accounted investments at approximately 62%. However, for segment reporting, Oaktree’s revenue is shown on a 100% basis. For the year ended December 31, 2020, $1.2 billion of Oaktree’s revenues was included in our Asset Management segment revenue.
2.Includes additions to equity accounted investments, investment properties, property, plant and equipment, sustainable resources, intangible assets and goodwill.

AS AT AND FOR THE YEAR ENDED DEC. 31, 2019 (MILLIONS)	Asset Management	Corporate Activities	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Total Segments	Note
External revenues	$271	$508	$10,442	$3,959	$7,091	$43,099	$2,456	$67,826
Inter-segment revenues	2,343	(49)	33	15	2	479	—	2,823	i
Segmented revenues[1]	2,614	459	10,475	3,974	7,093	43,578	2,456	70,649
FFO from equity accounted investments	43	14	1,049	74	1,100	320	41	2,641	ii
Interest expense	—	(349)	(3,469)	(923)	(937)	(1,536)	(66)	(7,280)	iii
Current income taxes	—	(114)	(165)	(73)	(255)	(326)	(37)	(970)	iv
Funds from operations[1]	1,597	(359)	1,185	333	464	844	125	4,189	v
Common equity	4,927	(7,897)	18,781	5,320	2,792	4,086	2,859	30,868
Equity accounted investments	4,599	681	22,314	1,154	8,972	2,596	382	40,698
Additions to non-current assets[2]	4,654	617	17,915	2,207	17,352	19,825	88	62,658
1.We equity account for our investment in Oaktree and include our share of the FFO and FFO from equity accounted investments at approximately 61%. However, for segment reporting, Oaktree’s revenue is shown on a 100% basis. For the year ended December 31, 2019, $231 million of Oaktree’s revenues was included in our Asset Management segment revenue.
2.Includes additions to equity accounted investments, investment properties, property, plant and equipment, sustainable resources, intangible assets and goodwill.

Summary of reconciliation of FFO from equity accounted investments	The following table reconciles the company’s consolidated equity accounted income to FFO from equity accounted investments:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2020	2019
Consolidated equity accounted (loss) income	$(79)	$2,498
Non-FFO items from equity accounted investments[1]	3,170	143
FFO from equity accounted investments	$3,091	$2,641
1.Adjustment to back out non-FFO expenses (income) that are included in consolidated equity accounted income including depreciation and amortization, deferred taxes and fair value changes from equity accounted investments.

Schedule of components of income tax expense	The following table reconciles consolidated income taxes to current and deferred income taxes:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2020	2019
Current income tax expense	$(756)	$(970)
Deferred income tax (expense) recovery	(81)	475
Income tax expense	$(837)	$(495)
iv.
The major components of income tax expense/(recovery) for the years ended December 31, 2020 and 2019 are set out below:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2020	2019
Current income tax expense	$756	$970
Deferred income tax expense / (recovery)
Origination and reversal of temporary differences	(103)	281
Expense / (recovery) arising from previously unrecognized tax assets	2	(647)
Change of tax rates and new legislation	182	(109)
Total deferred income tax expense / (recovery)	81	(475)
Income tax expense	$837	$495

Summary of reconciliation of FFO to net income
The following table reconciles net income to total FFO:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Note	2020	2019
Net income		$707	$5,354
Financial statement components not included in FFO
Equity accounted fair value changes and other non-FFO items		3,170	143
Fair value changes		1,423	831
Depreciation and amortization		5,791	4,876
Deferred income taxes		81	(475)
Realized disposition gains in fair value changes or equity	vi	1,554	621
Non-controlling interests in FFO		(7,546)	(7,161)
Total FFO		$5,180	$4,189

Summary of financial information by geographic regions
The company’s revenues by location of operations are as follows:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2020	2019
U.S.	$18,048	$16,584
Canada	5,906	6,202
U.K.	16,032	21,847
Brazil	3,323	4,099
Europe	6,191	6,285
Australia	5,528	5,522
India	1,284	803
Colombia	1,762	2,095
Other Asia	2,388	1,599
Other	2,290	2,790
	$62,752	$67,826
The company’s consolidated assets by location are as follows:

AS AT DEC. 31 (MILLIONS)	2020	2019
U.S.	$159,684	$149,687
Canada	36,403	35,840
U.K.	31,598	30,184
Brazil	20,675	24,354
Europe	22,267	19,404
Australia	22,000	22,971
India	21,438	9,089
Colombia	10,919	10,819
Other Asia	9,343	8,379
Other	9,369	13,242
	$343,696	$323,969